ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 4, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectus and/or Statement of Additional Information (“SAI”) for each series of the Trust identified in Exhibit A below, each dated March 31, 2022, that would have been filed under Rule 497(c) do not differ from the Prospectuses and/or SAI contained in Post-Effective Amendment No. 316 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on March 30, 2022 via EDGAR (Accession No. 0001398344-22-006698).

Sincerely,

/s/Brendan Hamill

Brendan Hamill, Esq.

Secretary

cc:	Adam C. Teufel, Esq.

Dechert LLP

Exhibit A

Funds

Prospectus and SAI:

ALPS REIT Dividend Dogs ETF

ALPS Equal Sector Weight ETF

Alerian MLP ETF

ALPS Sector Dividend Dogs ETF

Barron’s 400SM ETF

ALPS International Sector Dividend Dogs ETF

RiverFront Strategic Income Fund

Alerian Energy Infrastructure ETF

ALPS Emerging Sector Dividend Dogs ETF

ALPS Medical Breakthroughs ETF

RiverFront Dynamic Core Income ETF

RiverFront Dynamic US Dividend Advantage ETF

RiverFront Dynamic US Flex-Cap ETF

ALPS Active REIT ETF

ALPS Hillman Active Value ETF

ALPS Global Travel Beneficiaries ETF

SAI Only:

ALPS Disruptive Technologies ETF

ALPS Clean Energy ETF